Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue

Note 2 – Revenue

Disaggregation of Revenue

The Company recognizes revenue classified in services and other either at a point in time or over time. Revenue by point in time and over time was as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025

SaaS revenue recognized over time	$377	$390	$742	$720
Services and other revenue recognized point in time	1,744	1,885	3,727	3,804
Total revenue	$2,121	$2,275	$4,469	$4,524

The deferred revenue balance represents payments received for performance obligations not yet satisfied. The following table shows the changes in deferred revenue during the six months ended June 30, 2026, and 2025 respectively (in thousands):

	Six Months Ended
	June 30, 2026	June 30, 2025
Balance at beginning of period	$562	$776
Deferred revenue additions during period	700	604
Revenue recognized during period	(626)	(587)
Balance at end of period	$636	$793

Revenue recognized during the six months ended June 30, 2026 that was included in deferred revenue as of December 31, 2025 was $476. Revenue recognized during the six months ended June 30, 2025 that was included in deferred revenue as of December 31, 2024 was $587.

Revenue allocated to remaining performance obligations that are unsatisfied (or partially unsatisfied), which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods, will be recognized within one year or less.

Note 5 – Revenue

Disaggregation of Revenue

The Company recognizes revenue classified in services and other either at a point in time or over time. Revenue by point in time and over time was as follows (in thousands):

	Years Ended December 31,
	2025	2024
SaaS revenue recognized over time	$1,528	$1,432
Services and other revenue recognized point in time	8,444	8,304
Total revenue	$9,972	$9,736

OUR BOND INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The deferred revenue balance represents payments received for performance obligations not yet satisfied. The following table shows the changes in deferred revenue during the years ended December 31, 2025, and 2024 respectively (in thousands):

	Years Ended December 31,
	2025	2024
Balance at beginning of period	$776	$279
Deferred revenue additions during period	1,094	1,326
Revenue recognized during period	(1,308)	(829)
Balance at end of period	$562	$776

Revenue recognized during the year ended December 31, 2025 that was included in deferred revenue as of December 31, 2024 was $698. Revenue recognized during the year ended December 31, 2024 that was included in deferred revenue as of December 31, 2023 was $279.

Revenue allocated to remaining performance obligations that are unsatisfied (or partially unsatisfied), which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods, will be recognized within one year or less.